Portfolio of Investments
Columbia Dividend Income Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 2.5%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	7,774,725	325,061,252
Media 1.6%
Comcast Corp., Class A	15,441,897	558,842,253
Total Communication Services		883,903,505
Consumer Discretionary 5.8%
Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	2,116,084	533,845,672
Internet & Direct Marketing Retail 0.6%
eBay, Inc.	4,900,629	216,264,758
Multiline Retail 1.5%
Target Corp.	3,292,680	527,948,311
Specialty Retail 2.2%
Home Depot, Inc. (The)	2,704,682	780,084,382
Total Consumer Discretionary		2,058,143,123
Consumer Staples 8.1%
Beverages 2.9%
Coca-Cola Co. (The)	8,672,703	535,192,502
PepsiCo, Inc.	2,927,693	504,353,673
Total		1,039,546,175
Food & Staples Retailing 0.7%
Walmart, Inc.	1,817,642	240,928,447
Food Products 1.1%
Mondelez International, Inc., Class A	6,351,240	392,887,707
Household Products 2.2%
Procter & Gamble Co. (The)	5,702,805	786,644,922
Tobacco 1.2%
Philip Morris International, Inc.	4,715,986	450,329,503
Total Consumer Staples		2,910,336,754
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 8.1%
Oil, Gas & Consumable Fuels 8.1%
Chevron Corp.	5,479,647	866,113,005
ConocoPhillips Co.	4,028,052	440,870,292
EOG Resources, Inc.	4,363,744	529,322,147
Exxon Mobil Corp.	7,990,887	763,848,888
Valero Energy Corp.	2,523,960	295,606,195
Total		2,895,760,527
Total Energy		2,895,760,527
Financials 15.0%
Banks 7.9%
Bank of America Corp.	23,244,860	781,259,745
JPMorgan Chase & Co.	7,978,735	907,421,531
PNC Financial Services Group, Inc. (The)	2,416,790	381,852,820
U.S. Bancorp	8,663,063	395,122,303
Wells Fargo & Co.	8,236,056	359,998,008
Total		2,825,654,407
Capital Markets 4.0%
BlackRock, Inc.	576,265	384,017,233
CME Group, Inc.	2,285,297	447,026,946
Morgan Stanley	3,137,288	267,359,684
Northern Trust Corp.	3,561,896	338,700,691
Total		1,437,104,554
Insurance 3.1%
Chubb Ltd.	2,622,054	495,699,309
Marsh & McLennan Companies, Inc.	3,897,962	629,014,128
Total		1,124,713,437
Total Financials		5,387,472,398
Health Care 16.6%
Biotechnology 2.0%
AbbVie, Inc.	5,404,287	726,660,430
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	3,438,743	352,986,969
Becton Dickinson and Co.	1,637,227	413,268,839
Medtronic PLC	4,617,170	405,941,586
Total		1,172,197,394
Columbia Dividend Income Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.2%
Elevance Health, Inc.	851,870	413,250,656
UnitedHealth Group, Inc.	2,122,197	1,102,120,568
Total		1,515,371,224
Pharmaceuticals 7.1%
Bristol-Myers Squibb Co.	4,045,369	272,698,324
Eli Lilly & Co.	1,356,379	408,582,046
Johnson & Johnson	6,940,079	1,119,712,346
Merck & Co., Inc.	8,450,721	721,353,545
Total		2,522,346,261
Total Health Care		5,936,575,309
Industrials 14.0%
Aerospace & Defense 2.9%
Lockheed Martin Corp.	922,645	387,612,391
Northrop Grumman Corp.	1,376,096	657,760,127
Total		1,045,372,518
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	2,860,461	556,388,269
Building Products 0.9%
Trane Technologies PLC	2,112,337	325,447,762
Commercial Services & Supplies 1.4%
Waste Management, Inc.	3,023,567	511,073,530
Electrical Equipment 0.8%
Eaton Corp. PLC	2,162,433	295,474,845
Industrial Conglomerates 1.7%
Honeywell International, Inc.	3,166,815	599,636,420
Machinery 2.4%
Cummins, Inc.	1,201,809	258,833,604
Deere & Co.	788,567	288,024,097
Parker-Hannifin Corp.	1,203,926	319,040,390
Total		865,898,091
Professional Services 0.4%
Booz Allen Hamilton Holding Corp.	1,468,995	140,582,821
Road & Rail 1.9%
Union Pacific Corp.	3,033,254	680,995,856
Total Industrials		5,020,870,112
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 16.4%
Communications Equipment 1.8%
Cisco Systems, Inc.	14,368,695	642,568,040
IT Services 3.6%
Accenture PLC, Class A	1,553,779	448,203,090
Automatic Data Processing, Inc.	2,012,558	491,889,301
International Business Machines Corp.	2,700,296	346,853,021
Total		1,286,945,412
Semiconductors & Semiconductor Equipment 8.4%
Analog Devices, Inc.	3,356,462	508,604,687
Broadcom, Inc.	1,353,083	675,337,256
KLA Corp.	1,274,507	438,596,094
Lam Research Corp.	1,307,178	572,426,318
Microchip Technology, Inc.	3,950,789	257,788,982
Texas Instruments, Inc.	3,253,605	537,528,082
Total		2,990,281,419
Software 2.6%
Microsoft Corp.	3,585,714	937,556,640
Total Information Technology		5,857,351,511
Materials 2.4%
Chemicals 1.5%
Linde PLC	1,213,333	343,203,372
PPG Industries, Inc.	1,468,957	186,528,160
Total		529,731,532
Containers & Packaging 0.9%
Avery Dennison Corp.	1,231,555	226,138,129
Packaging Corp. of America	873,324	119,575,522
Total		345,713,651
Total Materials		875,445,183
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
AvalonBay Communities, Inc.	1,266,537	254,459,949
Crown Castle Corp.	1,418,730	242,361,646
Extra Space Storage, Inc.	1,411,824	280,571,783
Total		777,393,378
Total Real Estate		777,393,378

2	Columbia Dividend Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.0%
Electric Utilities 3.6%
American Electric Power Co., Inc.	2,589,439	259,461,788
Entergy Corp.	1,901,671	219,262,666
Eversource Energy	2,236,194	200,564,240
NextEra Energy, Inc.	4,337,772	368,970,886
Xcel Energy, Inc.	3,316,674	246,263,045
Total		1,294,522,625
Multi-Utilities 2.4%
Ameren Corp.	2,528,804	234,217,826
CMS Energy Corp.	2,778,646	187,669,751
DTE Energy Co.	1,226,812	159,902,676
WEC Energy Group, Inc.	2,594,725	267,619,937
Total		849,410,190
Total Utilities		2,143,932,815
Total Common Stocks (Cost $24,358,589,837)		34,747,184,615

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(a),(b)	975,688,525	975,200,680
Total Money Market Funds (Cost $975,574,475)		975,200,680
Total Investments in Securities (Cost: $25,334,164,312)		35,722,385,295
Other Assets & Liabilities, Net		83,656,906
Net Assets		35,806,042,201

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	862,509,688	679,209,721	(566,437,268)	(81,461)	975,200,680	(11,050)	3,595,519	975,688,525
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Income Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT139_05_M01_(10/22)